Annual Total Returns [BarChart] - iShares Core Total USD Bond Market ETF - iShares Core Total USD Bond Market ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2015	0.46%
Annual Return 2016	3.78%
Annual Return 2017	4.06%
Annual Return 2018	(0.38%)
Annual Return 2019	9.26%
Annual Return 2020	7.59%